Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Future minimum charter hire receipts (Table)
Year ending December 31,	Amount
2026	$349,471
2027	378,369
2028	433,257
2029	410,987
2030	385,313
Thereafter	799,701
Total	$2,757,098

Commitments and Contingencies - Commitments for the acquisition of vessel owning companies from a related party and vessels under construction (Table)

Year ending December 31,	Vessels’ acquisitions	Vessels under construction	Total
2026	$244,000	$710,784	$954,784
2027	245,300	577,908	823,208
2028	—	235,675	235,675
2029	—	372,750	372,750
Total	$489,300	$1,897,117	$2,386,417

Commitments and Contingencies - Supervision services commitments (Table)
Year ending December 31,	Amount
2026	$2,067
2027	3,000
2028	500
2029	1,000
Total	$6,567